Income Taxes - Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Financial statement allowance for loan losses in excess of tax allowance	$ 6,846	$ 5,925
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,557)	(1,539)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,128	1,075
Writedown of other real estate not deductible for income tax purposes until sold	176	161
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss on securities available-for-sale	2,726	1,498
Equity based compensation	469	178
Other items, net	440	453
Net deferred tax asset	$ 8,901	$ 7,424